Financial assets and financial liabilities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 1,800,775	R$ 1,882,901
Current	179,252	145,202
Non-current	R$ 1,621,523	1,737,699
2025 [member]
IfrsStatementLineItems [Line Items]
Financial institution	Banco Itaú Unibanco S.A
Interest rate	CDI + 1.90% p.y.
Maturity	2025
Loans and financing	R$ 412,880	518,134
2027 [member]
IfrsStatementLineItems [Line Items]
Financial institution	FINEP
Interest rate	TJLP p.y.
Maturity	2027
Loans and financing	R$ 11,193	8,418
2024 [member]
IfrsStatementLineItems [Line Items]
Financial institution	Banco Itaú Unibanco S.A.
Interest rate	CDI + 1.75% p.y.
Maturity	2024
Loans and financing	R$ 21,405	32,252
2026 [member]
IfrsStatementLineItems [Line Items]
Financial institution	Softbank
Interest rate	6.5% p.y.
Maturity	2026
Loans and financing	R$ 825,957	824,258
2028 [member]
IfrsStatementLineItems [Line Items]
Financial institution	Debentures
Interest rate	CDI + 1.80% p.y.
Maturity	2028
Loans and financing	R$ 529,340	R$ 499,839